BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

NOTE 5: — BUSINESS COMBINATIONS

a.	In February 2022, the Group acquired all of the shares of Clearit Customs Services, Inc., a US company, and the digital customs brokerage business assets from its related Canadian company. In consideration, the Group paid the sellers at closing a total amount of $5,000 in cash (which was subject to working capital adjustment and price reduction of $163) and issued 959,907 Ordinary shares of Freightos-HK valued at closing at a total amount of $6,573. In addition, it was agreed at closing that the Group may pay contingent consideration up to an additional $3,500 in cash subject to the business achieving certain operating and financial milestones over the period between 2022 and 2024. The parties are treating the sale and acquisition of the shares of the US company as a sale and purchase of assets pursuant to Section 338(h)(10) of the US Internal Revenue Code.

The fair value of the contingent consideration as of the acquisition date was $1,768, and was estimated using a valuation method based mainly on certain management estimations of current and forecasted financial results of operations of the acquired business. No payment was made on account of the contingent consideration during 2022 and the first milestone was not met. As of December 31, 2022, the estimated fair value of the contingent consideration based on the remaining milestones over the period between 2023 and 2024 up to an amount of $2,250, was $1,377, and was recorded under long-term liabilities.

The following table summarizes the fair value at closing of the consideration transferred:

Cash paid	$4,837
Shares issued	6,573
Fair value of contingent consideration	1,768
$13,178

The following table summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

Cash	$817
Current assets	559
Property and equipment	12
Customer relations	1,972
Technology	3,762
Goodwill	7,607
Current liabilities	(1,551)
$13,178

Acquisition related costs in the amount of $135, that were directly attributable to the transaction, were carried as an expense to the consolidated statement of profit or loss and other comprehensive loss, under general and administrative expenses.

NOTE 5: — BUSINESS COMBINATIONS (continued)

Following are the supplemental consolidated financial results of the Group on an unaudited pro forma basis, as if the Clearit Business acquisition had been consummated on January 1, 2022:

Year ended
December 31,
2022
(unaudited)
Proforma revenue	$19,322
Proforma loss	(25,027)
Proforma loss per Ordinary share	$(3.11)

These proforma results are based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and the Clearit business been a combined company during the periods presented and are not necessarily indicative of the Company’s consolidated results of operations in future periods. The pro forma results include adjustments related to purchase accounting, primarily the amortization of intangible assets.

b.	In December 2021, the Group acquired all of the membership interests of 9T Technologies LLC (“7LFreight”), a US company engaged in the business of freight rate management SaaS.

At closing, the Group paid the sellers of 7LFreight $4,500 in cash, subject to a working capital adjustment, and issued the sellers 359,968 Ordinary shares of Freightos-HK, valued at closing at an amount of $2,465. In addition, the Group agreed at closing to pay up to $600 in cash and issue up to an additional 143,988 Ordinary shares of the Company subject to the 7LFreight business achieving certain operating and financial milestones over the years 2022 and 2023. The fair value of the contingent consideration as of the acquisition date was $1,375, and was estimated using a valuation method based mainly on the current fair value and standard deviation of Freightos-HK’s Ordinary share, as well as on certain other management estimations of the probability of meeting certain performance indicators. The first milestone was partially met and the Company will pay $136 and issue 32,739 Ordinary shares to satisfy the first contingent consideration payout. As of December 31, 2022, the remaining amount of the contingent consideration consisted of the Group’s liability to pay for the partially met first milestone and for the remaining milestone for 2023, up to an additional $150 in cash and issue up to an additional 35,997 Ordinary shares of the Company. The fair value of the contingent consideration as of December 31, 2022 in the amount of $729 was recorded under current liabilities.

The following table summarizes the fair value at closing of the consideration transferred:

Cash paid	$4,650
Shares issued	2,465
Fair value of contingent consideration	1,375
$8,490

NOTE 5: — BUSINESS COMBINATIONS (continued)

The following table summarizes the fair value of the acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date:

Cash	$127
Current assets	52
Property and equipment	4
Customer relations	850
Technology	1,763
Goodwill	5,723
Current liabilities	(29)
$8,490

Acquisition related costs in the amount of $42, that were directly attributable to the transaction, were carried as an expense to the consolidated statement of profit or loss and other comprehensive loss, under general and administrative expenses.